                                                FRANK RUSSELL INVESTMENT COMPANY
-------------------
LIFEPOINTS(R) FUNDS
-------------------

2001 ANNUAL REPORT

CLASS C, D, E, AND S SHARES

EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND

OCTOBER 31, 2001

                                                                  [RUSSELL LOGO]

            FRANK RUSSELL INVESTMENT
            COMPANY

            Frank Russell Investment Company is a "series mutual fund" with 31 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies


            FRANK RUSSELL INVESTMENT
            MANAGEMENT COMPANY

            Responsible for overall management and
            administration of the Funds.


            FRANK RUSSELL COMPANY

            Consultant to Frank Russell Investment
            Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                               LIFEPOINTS(R) FUNDS

                                  ANNUAL REPORT

                                OCTOBER 31, 2001

                                TABLE OF CONTENTS

                                                                            Page

  Letter to Our Clients...................................................   3

  Portfolio Management Discussion.........................................   4

  Equity Aggressive Strategy Fund.........................................  12

  Aggressive Strategy Fund................................................  19

  Balanced Strategy Fund..................................................  26

  Moderate Strategy Fund..................................................  33

  Conservative Strategy Fund..............................................  40

  Notes to Financial Statements...........................................  47

  Report of Independent Accountants.......................................  56

  Tax Information.........................................................  57

  Manager, Money Managers and Service Providers...........................  58

Frank Russell Investment Company - LifePoints(R) Funds
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

We are pleased to present the Frank Russell Investment Company 2001 Annual Report. This report covers information on five of the Funds and represents our twentieth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 2001, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 2000 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Select Growth and Select Value Funds were opened for investment in January 2001, providing diversified investment approaches to equity markets that compliment the existing families of Russell and Institutional Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2002 and continuing to earn your support.

Sincerely,

/s/ Lynn L. Anderson

Lynn L. Anderson
Chairman of the Board
Frank Russell Investment Company

LIFEPOINTS(R) FUNDS

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW

For the year ended October 31, 2001, the LifePoints(R) Funds turned in solid benchmark-relative performance as a result of the Funds' exposure to a well-diversified mix of underlying investments. Losses incurred within the US equity markets were offset to some degree by gains within the fixed income and real estate markets.

The LifePoints(R) Funds returns for the year ended October 31, 2001 are as follows:

EQUITY AGGRESSIVE STRATEGY FUND         AGGRESSIVE STRATEGY FUND        BALANCED STRATEGY FUND
-------------------------------         ------------------------        ----------------------
   Class C       (23.24)%                Class C       (17.06)%         Class C        (9.25)%
   Class D       (22.91)%                Class D       (16.58)%         Class D        (8.83)%
   Class E       (22.72)%                Class E       (16.40)%         Class E        (8.59)%
   Class S       (22.43)%                Class S       (16.15)%         Class S        (8.35)%


MODERATE STRATEGY FUND                 CONSERVATIVE STRATEGY FUND
-------------------------------        --------------------------
   Class C       (2.87)%                 Class C        3.49%
   Class D       (2.33)%                 Class D        4.11%
   Class E       (2.19)%                 Class E        4.21%
   Class S       (1.87)%                 Class S        4.52%

MARKET HIGHLIGHTS

US Equity markets declined sharply during the twelve months ended October 31, 2001. As the slowdown that began in early 2000 continued, equity investors felt the brunt of the slowdown in capital spending, declining consumer confidence, sluggish economic news, and falling corporate profits. As signs of a rebound began to emerge, markets were further shaken as a result of the terrorist attacks that occurred on September 11. As the nation wrestled with changes in political leadership, monetary policy, and national security, the market reacted with abnormally high levels of volatility.

Similar to their counterparts in the US markets, the technology and telecommunications sectors continued the declines in both developed and emerging international markets. Business services were also weak around the globe, as capital expenditures made by businesses remained soft during the period. Energy, consumer non-durables, and retail were among the leading sectors during the generally defensive market.

Turkey and Argentina were the laggards within the emerging market indices due primarily to continuing concerns over the economic and fiscal stability of these markets. Turkey was off sharply beginning in November of 2000, although an emergency loan package from the International Monetary Fund (IMF) helped to stabilize the market. Argentina trailed due to investors' fears over the country's high debt levels and consequent potential for default.

LifePoints(R) investors once again saw the benefit of including real estate in a well-diversified portfolio, as real estate was one of the best performing asset classes during the period. During the period, the performance spread between sectors was extreme, with the health care, self-storage, and retail sectors of the REIT market all performing well. The lodging and resorts sector was especially hard hit, with the majority of losses occurring in the wake of the September 11 terrorist attacks.

Concerns of an impending economic slowdown and other threats to US interests caused US fixed income markets to experience flights to quality, and saw investors bidding up the price of US treasuries. Due in large part to the general concerns about the strength of the US economy, more aggressive sectors of the fixed income market, specifically the high yield and emerging market debt sectors, significantly underperformed the broader market.

Generally, asset diversification offered LifePoints(R) investors some protection from the unpredictability that dominated the financial markets both domestically and globally. For the fiscal year ended October 31, 2000, LifePoints'(R) underlying fund (Class S shares) returns are as follows: Diversified Equity Fund lost 27.41%, Special Growth Fund lost 15.05%, Quantitative Equity Fund declined by 24.11%, International Securities Fund posted a loss of 24.51%, Emerging Markets Fund lost 23.89%, Real Estate Securities Fund gained 9.48%, Multistrategy Bond Fund had a return of 12.68%, Short Term Bond Fund gained 10.76%, and Diversified Bond Fund returned 14.11%.

4 LifePoints(R) Funds

EQUITY AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: Equity Aggressive Strategy Fund seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year to year market values.

STRATEGY: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.

              LifePoints(R)      Equity
                 Equity        Aggressive
               Aggressive       Strategy
             Strategy Fund-    Composite      Russell 1000(R)    Salomon SB
Dates           Class E        Benchmark++         Index          BMI Ex-US
-----        --------------    -----------    ---------------    ----------
Inception*      $10,000         $10,000           $10,000         $10,000
1997             $9,480          $9,534            $9,676          $9,343
1998            $10,114         $10,472           $11,584         $10,001
1999            $12,204         $12,962           $14,547         $12,429
2000            $13,164         $14,016           $15,864         $12,326
2001            $10,174         $10,905           $11,733          $9,383


EQUITY AGGRESSIVE STRATEGY FUND - CLASS E

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 7,728       (22.72)%
Inception               $10,174         0.42%(S)


EQUITY AGGRESSIVE STRATEGY FUND - CLASS D +

     PERIODS ENDED     GROWTH OF        TOTAL
        10/31/01        $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 7,709       (22.91)%
Inception               $10,096         0.23%(S)


EQUITY AGGRESSIVE STRATEGY FUND - CLASS C ++

     PERIODS ENDED     GROWTH OF        TOTAL
        10/31/01        $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 7,676       (23.24)%
Inception               $ 9,967        (0.08)%(S)


EQUITY AGGRESSIVE STRATEGY FUND - CLASS S +++

     PERIODS ENDED     GROWTH OF        TOTAL
        10/31/01        $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 7,757       (22.43)%
Inception               $10,252         0.61%(S)


EQUITY AGGRESSIVE STRATEGY COMPOSITE BENCHMARK

    PERIODS ENDED       GROWTH OF       TOTAL
      10/31/01           $10,000       RETURN
--------------------   ---------     ----------
1 Year                   $ 7,780        (22.20)%
Inception                $10,905          2.15%(S)


RUSSELL 1000(R) INDEX

    PERIODS ENDED       GROWTH OF       TOTAL
       10/31/01          $10,000       RETURN
--------------------   ---------     ----------
1 Year                   $ 7,396        (26.04)%
Inception                $11,733          3.99%(S)


SALOMON SMITH BARNEY BROAD MARKET INDEX
(BMI) EX-US

    PERIODS ENDED       GROWTH OF       TOTAL
       10/31/01          $10,000       RETURN
--------------------   ---------     ----------
1 Year                   $ 7,613        (23.87)%
Inception                $ 9,383         (1.55)%(S)


                                               Equity Aggressive Strategy Fund 5

AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: Aggressive Strategy Fund seeks to achieve high, long-term capital appreciation, with low current income while recognizing the possibility of substantial fluctuations in year to year market values.

STRATEGY: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.


              LifePoints(R)    Aggressive
              Aggressive        Strategy
             Strategy Fund-    Composite      Russell 1000(R)    Salomon SB
Dates           Class E        Benchmark++         Index          BMI Ex-US
-----        --------------    -----------    ---------------    ----------
Inception*      $10,000         $10,000           $10,000         $10,000
1997             $9,750          $9,620            $9,676          $9,343
1998            $10,293         $10,416           $11,584         $10,001
1999            $12,027         $12,392           $14,547         $12,429
2000            $12,952         $13,405           $15,864         $12,326
2001            $10,829         $11,339           $11,733          $9,383


AGGRESSIVE STRATEGY FUND - CLASS E

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 8,361       (16.40)%
Inception               $10,829         1.95%(S)


AGGRESSIVE STRATEGY FUND - CLASS D +

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 8,342       (16.58)%
Inception               $10,739         1.74%(S)


AGGRESSIVE STRATEGY FUND - CLASS C ++

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 8,294       (17.06)%
Inception               $10,573         1.36%(S)


AGGRESSIVE STRATEGY FUND - CLASS S +++

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 8,385       (16.15)%
Inception               $10,880         2.07%(S)


AGGRESSIVE STRATEGY COMPOSITE BENCHMARK

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 8,458       (15.42)%
Inception               $11,339         3.12%(S)


RUSSELL 1000(R) INDEX

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 7,396       (26.04)%
Inception               $11,733         3.99%(S)


SALOMON SMITH BARNEY BROAD MARKET INDEX
(BMI) EX-US


    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 7,613       (23.87)%
Inception               $ 9,383        (1.55)%(S)


6 Aggressive Strategy Fund

BALANCED STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: Balanced Strategy Fund seeks a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

STRATEGY: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.

              LifePoints(R)     Balanced
                Balanced        Strategy
             Strategy Fund-    Composite                      Russell 1000(R)
Dates           Class E        Benchmark++    LB Aggregate         Index
-----        --------------    -----------    ------------    ---------------
Inception*      $10,000         $10,000          $10,000          $10,000
1997             $9,870          $9,779          $10,145           $9,676
1998            $10,619         $10,709          $11,092          $11,584
1999            $11,868         $12,124          $11,151          $14,547
2000            $12,744         $13,077          $11,966          $15,864
2001            $11,650         $12,089          $13,708          $11,733


BALANCED STRATEGY FUND - CLASS E

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 9,141        (8.59)%
Inception               $11,650         3.77%(S)


BALANCED STRATEGY FUND - CLASS D +

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 9,117        (8.83)%
Inception               $11,566         3.59%(S)


BALANCED STRATEGY FUND - CLASS C ++

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 9,075        (9.25)%
Inception               $11,395         3.22%(S)


BALANCED STRATEGY FUND - CLASS S +++

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 9,165        (8.35)%
Inception               $11,709         3.9%(S)


BALANCED STRATEGY COMPOSITE BENCHMARK

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
Year                    $ 9,244        (7.56)%
Inception               $12,089         4.76%(S)


LEHMAN BROTHERS AGGREGATE BOND INDEX

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $11,456        14.56%
Inception               $13,708         8.03%(S)


RUSSELL 1000(R) INDEX

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 7,396       (26.04)%
Inception               $11,733         3.99%(S)

                                                        Balanced Strategy Fund 7

MODERATE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: Moderate Strategy Fund seeks to achieve moderate long-term capital appreciation with high current income while recognizing the possibility of moderate fluctuations in year to year market values.

STRATEGY: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.

              LifePoints(R)     Moderate
                Moderate        Strategy      Merrill Lynch
             Strategy Fund-    Composite        1-2.99 Yr.
Dates           Class E        Benchmark++      Treasury       LB Aggregate
-----        --------------    -----------    -------------    ------------
Inception*      $10,000         $10,000          $10,000         $10,000
1997             $9,810          $9,878          $10,074         $10,145
1998            $10,585         $10,765          $10,850         $11,092
1999            $11,477         $11,784          $11,175         $11,151
2000            $12,300         $12,651          $11,854         $11,966
2001            $12,030         $12,468          $13,138         $13,708


MODERATE STRATEGY FUND - CLASS E

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 9,781        (2.19)%
Inception               $12,030         4.63%(S)


MODERATE STRATEGY FUND - CLASS D +

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 9,767        (2.33)%
Inception               $11,937         4.43%(S)


MODERATE STRATEGY FUND - CLASS C ++

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 9,713        (2.87)%
Inception               $11,778         4.09%(S)


MODERATE STRATEGY FUND - CLASS S +++

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 9,813        (1.87)%
Inception               $12,080         4.74%(S)


MODERATE STRATEGY COMPOSITE BENCHMARK

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $ 9,855        (1.45)%
Inception               $12,468         5.55%(S)


MERRILL LYNCH 1-2.99 YEARS TREASURY INDEX

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $11,083        10.83%
Inception               $13,138         6.91%(S)


LEHMAN BROTHERS AGGREGATE BOND INDEX

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $11,456        14.56%
Inception               $13,708         8.03%(S)


8 Moderate Strategy Fund

CONSERVATIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: Conservative Strategy Fund seeks to achieve a moderate rate of return through low capital appreciation and reinvestment of a high level of current income.

STRATEGY: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.


              LifePoints(R)   Conservative
              Conservative      Strategy      Merrill Lynch
             Strategy Fund-    Composite        1-2.99 Yr.
Dates           Class E        Benchmark++      Treasury       LB Aggregate
-----        --------------   ------------    -------------    ------------
Inception*      $10,000         $10,000          $10,000         $10,000
1998            $10,686         $10,809          $10,770         $10,934
1999            $11,256         $11,435          $11,093         $10,992
2000            $12,032         $12,224          $11,767         $11,794
2001            $12,539         $12,819          $13,041         $13,512


CONSERVATIVE STRATEGY FUND - CLASS E

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $10,421        4.21%
Inception               $12,539        5.85%(S)


CONSERVATIVE STRATEGY FUND - CLASS D +

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $10,410        4.11%
Inception               $12,427        5.61%(S)


CONSERVATIVE STRATEGY FUND - CLASS C ++

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $10,349        3.49%
Inception               $12,255        5.24%(S)


CONSERVATIVE STRATEGY FUND - CLASS S +++

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $10,452        4.52%
Inception               $12,602        5.98%(S)


CONSERVATIVE STRATEGY COMPOSITE BENCHMARK

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $10,487        4.87%
Inception               $12,819        6.41%(S)


MERRILL LYNCH 1-2.99 YEARS TREASURY INDEX

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $11,083       10.83%
Inception               $13,041        6.86%(S)


LEHMAN BROTHERS AGGREGATE BOND INDEX

    PERIODS ENDED      GROWTH OF       TOTAL
      10/31/01          $10,000        RETURN
--------------------   ---------     ----------
1 Year                  $11,456       14.56%
Inception               $13,512        7.81%(S)


                                                    Conservative Strategy Fund 9

LIFEPOINTS(R) FUNDS

BENCHMARK COMPOSITION

October 31, 2001 (Unaudited)



EQUITY AGGRESSIVE STRATEGY FUND

* Equity Aggressive Strategy Fund Class E commenced operations on September 30, 1997. Index comparison began October 1, 1997.

++++ The Equity Aggressive Strategy Composite Benchmark is comprised of the following indices: 60% Russell 1000(R) Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

+ Equity Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Equity Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Equity Aggressive Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 30, 1997 through January 31, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.

AGGRESSIVE STRATEGY FUND

* Aggressive Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

++++ The Aggressive Strategy Composite Benchmark is comprised of the following indices: 42% Russell 1000(R) Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

+ Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Aggressive Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 16, 1997 through February 1, 2000, performance results include shareholder service fees paid by Class
     E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.

BALANCED STRATEGY FUND

* Balanced Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

++++ The Balanced Strategy Composite Benchmark is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000(R) Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.

+ Balanced Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Balanced Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Balanced Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 16, 1997 through January 31, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.

10 LifePoints(R) Funds

LIFEPOINTS(R) FUNDS

BENCHMARK COMPOSITION

October 31, 2001 (Unaudited)



MODERATE STRATEGY FUND

* Moderate Strategy Fund Class E commenced operations on October 2, 1997. Index comparison began October 1, 1997.

++++ The Moderate Strategy Composite Benchmark is comprised of the following indices: 33% Merrill Lynch 1-2.99 Years Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% IFC Investable Composite Index.

+ Moderate Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Moderate Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Moderate Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From October 2, 1997 through February 1, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.


CONSERVATIVE STRATEGY FUND

* Conservative Strategy Fund Class E commenced operations on November 7, 1997. Index comparison began November 1, 1997.

++++ The Conservative Strategy Composite Benchmark is comprised of the following indices: 60% Merrill Lynch 1-2.99 Years Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

+ Conservative Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Conservative Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Conservative Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From November 7, 1997 through February 14, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.


BENCHMARK DESCRIPTIONS

The Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1.4 billion. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

The Salomon Smith Barney Broad Market Index (BMI) ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries.

The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance in not indicative of future results.


                                                          LifePoints(R) Funds 11

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS
                                                                October 31, 2001

                                                  MARKET
                                      NUMBER      VALUE
                                        OF        (000)
                                      SHARES        $
                                     ---------  --------
INVESTMENTS
Portfolios of the Frank Russell
  Investment Company Series
  Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 74.4%
Diversified Equity Fund              2,091,627     76,030
Quantitative Equity Fund             2,353,922     76,173
Real Estate Securities Fund            461,927     12,615
Special Growth Fund                    658,748     25,698
                                                ---------
                                                  190,516
                                                ---------
INTERNATIONAL EQUITIES - 24.8%
Emerging Markets Fund                1,806,506     12,718
International Securities Fund        1,108,828     50,762
                                                ---------
                                                   63,480
                                                ---------
SHORT-TERM INVESTMENTS - 1.6%
Money Market Fund (a)                3,983,000      3,983

TOTAL INVESTMENTS - 100.8%
(identified cost $319,138)                        257,979

OTHER ASSETS AND LIABILITIES
Other assets                                          630
Liabilities                                        (2,692)
                                                ---------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.8%)                                       (2,062)
                                                ---------

NET ASSETS - 100.0%                               255,917
                                                =========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
  net realized gain (loss)                         (3,717)
Unrealized appreciation (depreciation)
  on investments                                  (61,159)
Shares of beneficial interest                         330
Additional paid-in capital                        320,463
                                                ---------
NET ASSETS                                        255,917
                                                =========

NET ASSET VALUE, offering and redemption price
  per share:
  Class C ($40,981,902 divided by 5,323,422
    shares of $.01 par value shares of
    beneficial interest outstanding)            $    7.70
  Class D ($12,208,554 divided by 1,567,328     =========
    shares of $.01 par value shares of
    beneficial interest outstanding)            $    7.79
  Class E ($156,698,092 divided by 20,185,058   =========
    shares of $.01 par value shares of
    beneficial interest outstanding)            $    7.76
  Class S ($46,028,879 divided by 5,882,244     =========
    shares of $.01 par value shares of
    beneficial interest outstanding)            $    7,83
                                                =========


(a) At net asset value.

See accompanying notes which are an integral part of the financial statements.

12 Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME

Income distributions from Underlying Funds........................................   $   1,536

EXPENSES
  Advisory Fee ...................................................    $     551
  Administrative fees  ...........................................           11
  Distribution fees - Class C  ...................................          320
  Distribution fees - Class D  ...................................           33
  Shareholder servicing fees - Class C ...........................          107
  Shareholder servicing fees - Class D ...........................           33
  Shareholder servicing fees - Class E ...........................          455
                                                                      ---------
  Expenses before reductions .....................................        1,510
  Expense reductions .............................................         (562)
                                                                      ---------

    Expenses, net ................................................................        948
                                                                                    ---------
Net investment income ............................................................        588
                                                                                    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

  Investments ....................................................        (6,009)
  Capital gain distributions from Underlying Funds ...............         8,501        2,492
                                                                       ---------

Net change in unrealized appreciation (depreciation) on investments ..............    (73,658)
                                                                                    ---------
Net realized and unrealized gain (loss) ..........................................    (71,166)
                                                                                    ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............................  $ (70,578)
                                                                                    ---------

  See accompanying notes which are an integral part of the financial statements.

                                              Equity Aggressive Strategy Fund 13

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       FISCAL YEAR ENDED     TEN MONTHS ENDED        YEAR ENDED
                                                                        OCTOBER 31, 2001     OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                       -----------------     ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ...........................................   $             588     $            430    $           1,570
  Net realized gain (loss) ........................................               2,492                3,432               16,041
  Net change in unrealized appreciation (depreciation) ............             (73,658)             (11,523)              18,491
                                                                      -----------------     ----------------    -----------------

  Net increase (decrease) in net assets from operations ...........             (70,578)              (7,661)              36,102
                                                                      -----------------     ----------------    -----------------

DISTRIBUTIONS
  From net investment income
     Class C ......................................................                (531)                (278)                (291)
     Class D ......................................................                (166)                 (54)                 (93)
     Class E ......................................................              (2,943)              (2,947)              (5,762)
     Class S ......................................................                (473)                 (70)                  --
  From net realized gain
     Class C ......................................................                (338)              (1,227)                 (38)
     Class D ......................................................                 (94)                (205)                 (76)
     Class E ......................................................              (1,530)              (9,906)              (2,126)
     Class S ......................................................                (215)                 (71)                  --
                                                                      -----------------     ----------------    -----------------
         Net decrease in net assets from distributions ............              (6,290)             (14,758)              (8,386)
                                                                      -----------------     ----------------    -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ...              61,391               72,156               97,559
                                                                      -----------------     ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................             (15,477)              49,737              125,275

NET ASSETS
  Beginning of period .............................................             271,394              221,657               96,382
                                                                      -----------------     ----------------    -----------------
  End of period (including undistributed net investment income
   of $7 at December 31, 1999) ....................................   $         255,917     $        271,394    $         221,657
                                                                      =================     ================    =================

See accompanying notes which are an integral part of the financial statements.

14 Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                   2001*      2000**      1999***
                                                ---------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .........  $   10.24    $  11.38    $   9.80
                                                ---------    --------    --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b) .........       (.04)       (.04)        .06
  Net realized and unrealized gain (loss).....      (2.30)       (.35)       1.98
                                               ---------    --------    --------

    Total income from operations .............      (2.34)       (.39)       2.04
                                                ---------    --------    --------
DISTRIBUTIONS
  From net investment income .................       (.12)       (.14)       (.30)
  From net realized gain .....................       (.08)       (.61)       (.16)
                                               ---------    --------    --------

    Total distributions ......................       (.20)       (.75)       (.46)
                                               ---------    --------    --------

NET ASSET VALUE, END OF PERIOD ...............  $    7.70    $  10.24    $  11.38
                                                =========    ========    ========

TOTAL RETURN (%)(C) ..........................     (23.24)      (3.37)      21.26

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)....     40,982      43,005      15,860
  Ratios to average net assets (%):
    Operating expenses, net (d) ..............       1.00        1.00        1.00
    Operating expenses, gross (d) ............       1.20        1.25        1.25
    Net investment income (loss)(c) ..........       (.45)       (.35)        .59

  Portfolio turnover rate (%) ................      47.86       58.41       76.20

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.


                                              Equity Aggressive Strategy Fund 15

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            YEARS ENDED DECEMBER 31,
                                                                            ------------------------
                                                   2001*        2000**         1999          1998***
                                                 ---------    ---------     ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $   10.33    $   11.43     $    9.81      $    9.92
                                                 ---------    ---------     ---------      ---------
INCOME FROM OPERATIONS
  Net investment income (a)(b)**** ...........          --           --           .06            .01
  Net realized and unrealized gain (loss) ....       (2.32)        (.34)         2.01            .10
                                                 ---------    ---------     ---------      ---------

    Total income from operations .............       (2.32)        (.34)         2.07            .11
                                                 ---------    ---------     ---------      ---------

DISTRIBUTIONS
  From net investment income .................        (.14)        (.15)         (.29)          (.17)
  From net realized gain .....................        (.08)        (.61)         (.16)          (.05)
                                                 ---------    ---------     ---------      ---------

    Total distributions ......................        (.22)        (.76)         (.45)          (.22)
                                                 ---------    ---------     ---------      ---------

NET ASSET VALUE, END OF PERIOD ................  $    7.79    $   10.33     $   11.43      $    9.81
                                                 =========    =========     =========      =========

TOTAL RETURN (%)(c) ..........................      (22.91)       (2.90)        21.58           1.17

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...      12,208       12,592         3,732          4,923

  Ratios to average net assets (%):
    Operating expenses, net (d) ..............         .50          .50           .50            .50
    Operating expenses, gross (d) ............         .70          .75           .75            .89
    Net investment income (c) ................         .05          .01           .64            .01

  Portfolio turnover rate (%) ................       47.86        58.41         76.20          73.95

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998. **** Less than $.01 per share for the period ended October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

16 Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                 YEARS ENDED DECEMBER 31,
                                                                                                ---------------------------
                                                                             2001*     2000**    1999      1998     1997***
                                                                             -----     ------    ----      ----     -------
NET ASSET VALUE, BEGINNING OF PERIOD ..................................   $   10.28  $  11.39  $    9.80  $   8.83  $ 10.00
                                                                          ---------  --------  ---------  --------  -------
INCOME FROM OPERATIONS
  Net investment income (a)(b) ........................................         .03       .03        .10       .03      .09
  Net realized and unrealized gain (loss) .............................       (2.32)     (.35)      2.00      1.18     (.33)
                                                                          ---------  --------  ---------  --------  -------
    Total income from operations ......................................       (2.29)     (.32)      2.10      1.21     (.24)
                                                                          ---------  --------  ---------  --------  -------
DISTRIBUTIONS
  From net investment income ..........................................        (.15)     (.18)      (.35)     (.19)    (.33)
  From net realized gain ..............................................        (.08)     (.61)      (.16)     (.05)    (.60)
                                                                          ---------  --------  ---------  --------  -------
    Total distributions ...............................................        (.23)     (.79)      (.51)     (.24)    (.93)
                                                                          ---------  --------  ---------  --------  -------
NET ASSET VALUE, END OF PERIOD ........................................   $    7.76  $  10.28  $   11.39  $   9.80  $  8.83
                                                                          =========  ========  =========  ========  =======
TOTAL RETURN (%)(c) ...................................................      (22.72)    (2.75)     21.96     13.75    (2.42)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ............................     156,698   190,273    202,066    91,459    2,985

  Ratios to average net assets (%):
    Operating expenses, net (d) .......................................         .25       .25        .25       .25      .25
    Operating expenses, gross (d)(e)  .................................         .45       .50        .50       .62       --
    Net investment income (c) .........................................         .30       .24        .99       .28      .45

  Portfolio turnover rate (%)  ........................................       47.86     58.41      76.20     73.95    48.30

* For the fiscal year ended October 31, 2001. ** For the ten months ended October 31, 2000.
*** For the period September 30, 1997 (commencement of operations) to December 31, 1997.
(a) For the period subsequent to December 31, 1999, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                              Equity Aggressive Strategy Fund 17

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                2001*         2000**
                                                              --------        -------
NET ASSET VALUE, BEGINNING OF PERIOD .....................    $  10.34        $ 10.91
                                                              --------        -------
INCOME FROM OPERATIONS
  Net investment income (a)(b) ...........................         .05            .04
  Net realized and unrealized gain (loss) ................       (2.33)           .17
                                                              --------        -------
    Total income from operations .........................       (2.28)           .21
                                                              --------        -------
DISTRIBUTIONS
  From net investment income .............................        (.15)          (.17)
  From net realized gain .................................        (.08)          (.61)
                                                              --------        -------
    Total distributions ..................................        (.23)          (.78)
                                                              --------        -------
NET ASSET VALUE, END OF PERIOD ...........................    $   7.83        $ 10.34
                                                              ========        =======
TOTAL RETURN (%)(c) ......................................      (22.43)          1.93

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...............      46,029         25,524

  Ratios to average net assets (%):
    Operating expenses, net (d) ..........................         .00            .00
    Operating expenses, gross (c) ........................         .20            .25
    Net investment income ................................         .59            .45

  Portfolio turnover rate (%) ............................       47.86          58.41


*    For the fiscal year ended October 31, 2001.
**   For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

18 Equity Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                        MARKET
                                          NUMBER        VALUE
                                            OF          (000)
                                          SHARES          $
                                        ---------     --------

INVESTMENTS
Portfolios of the Frank Russell
  Investment Company Series
  Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 57.2%
Diversified Equity Fund                  2,038,012      74,082
Quantitative Equity Fund                 2,297,819      74,357
Real Estate Securities Fund                671,123      18,328
Special Growth Fund                      1,010,071      39,403
                                                      --------
                                                       206,170
                                                      --------
INTERNATIONAL EQUITIES - 23.9%
Emerging Markets Fund                    2,571,613      18,104
International Securities Fund            1,487,169      68,083
                                                      --------
                                                        86,187
                                                      --------
BONDS - 18.3%

Multistrategy Bond Fund                  6,456,810      65,924
                                                      --------
SHORT-TERM INVESTMENTS - 0.8%
Money Market Fund (a)                    2,777,000       2,777
                                                      --------
TOTAL INVESTMENTS -100.2%
(identified cost $430,941)                             361,058

OTHER ASSETS AND LIABILITIES
Other assets                                             2,135
Liabilities                                             (2,914)
                                                      --------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                              (779)
                                                      --------
NET ASSETS - 100.0%                                    360,279
                                                      ========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                     3,583
Unrealized appreciation (depreciation)
  on investments                                       (69,883)
Shares of beneficial interest                              424
Additional paid-in capital                             426,155
                                                      --------
NET ASSETS                                             360,279
                                                      ========
NET ASSET VALUE, offering and redemption price
  per share:
  Class C ($80,513,880 divided by 9,512,550
    shares of $.01 par value shares of
    beneficial interest outstanding)                  $   8.46
                                                      ========
  Class D ($15,306,689 divided by 1,797,308
    shares of $.01 par value shares of
    beneficial interest outstanding)                  $   8.52
                                                      ========
  Class E ($177,992,052 divided by 20,972,414
    shares of $.01 par value shares of
    beneficial interest outstanding)                  $   8.49
                                                      ========
 Class S ($86,466,396 divided by 10,149,447
    shares of $.01 par value shares of
    beneficial interest outstanding)                  $   8.52
                                                      ========

  (a) At net asset value.

  See accompanying notes which are an integral part of the financial statements.

                                                     Aggressive Strategy Fund 19

AGGRESSIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Income distributions from Underlying Funds........................................................     $   5,210

EXPENSES
  Advisory fees..........................................................................  $     679
  Administrative fees....................................................................         13
  Distribution fees - Class C............................................................        564
  Distribution fees - Class D............................................................         31
  Shareholder servicing fees - Class C...................................................        188
  Shareholder servicing fees - Class D...................................................         31
  Shareholder servicing fees - Class E...................................................        476
                                                                                           ---------

  Expenses before reductions.............................................................      1,982
  Expense reductions.....................................................................       (692)
                                                                                           ---------

    Expenses, net...................................................................................         1,290
                                                                                                         ---------

Net investment income...............................................................................         3,920
                                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments............................................................................     (2,470)
  Capital gain distributions from Underlying Funds.......................................      8,984         6,514
                                                                                           ---------

Net change in unrealized appreciation (depreciation) on investments.................................       (72,147)
                                                                                                         ---------

Net realized and unrealized gain (loss).............................................................       (65,633)
                                                                                                         ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................................       (61,713)
                                                                                                         =========

See accompanying notes which are an integral part of the financial statements.

20 Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       FISCAL YEAR ENDED     TEN MONTHS ENDED        YEAR ENDED
                                                                       OCTOBER 31, 2001      OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                       -----------------     ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income..............................................  $           3,920     $          2,457     $           2,150
  Net realized gain (loss)...........................................              6,514                3,397                11,028
  Net change in unrealized appreciation (depreciation)...............            (72,147)             (10,444)               11,617
                                                                       -----------------     ----------------     -----------------
    Net increase (decrease) in net assets from operations............            (61,713)              (4,590)               24,795
                                                                       -----------------     ----------------     -----------------
DISTRIBUTIONS
  From net investment income
    Class C..........................................................               (730)                (753)                 (503)
    Class D..........................................................               (176)                (151)                 (143)
    Class E..........................................................             (3,256)              (4,183)               (4,608)
    Class S..........................................................             (1,165)                (210)                   --
  From net realized gain
    Class C..........................................................               (297)              (1,401)                  (22)
    Class D..........................................................                (51)                (218)                  (67)
    Class E..........................................................               (818)              (6,343)               (1,243)
    Class S..........................................................               (173)                 (86)                   --
                                                                       -----------------     ----------------     -----------------
      Net decrease in net assets from distributions..................             (6,666)             (13,345)               (6,586)
                                                                       -----------------     ----------------     -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions......            119,798              123,657               119,092
                                                                       -----------------     ----------------     -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..........................             51,419              105,722               137,301

NET ASSETS
  Beginning of period................................................            308,860              203,138                65,837
                                                                       -----------------     ----------------     -----------------
  End of period (including accumulated distributions in excess of
    net investment income of $188 at December 31, 1999)..............  $         360,279     $        308,860     $         203,138
                                                                       =================     ================     =================

  See accompanying notes which are an integral part of the financial statements.

                                                     Aggressive Strategy Fund 21

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          2001*       2000**       1999***
                                                                         -------     -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................   $ 10.35     $ 11.15       $ 10.11
                                                                         -------     -------       -------

INCOME FROM OPERATIONS
  Net investment income (a)(b)........................................       .05         .05           .13
  Net realized and unrealized gain (loss).............................     (1.80)       (.29)         1.36
                                                                         -------     -------       -------
    Total income from operations......................................     (1.75)       (.24)         1.49
                                                                         -------     -------       -------

DISTRIBUTIONS
  From net investment income..........................................      (.10)       (.18)         (.29)
  From net realized gain..............................................      (.04)       (.38)         (.16)
                                                                         -------     -------       -------
    Total distributions...............................................      (.14)       (.56)         (.45)
                                                                         -------     -------       -------

NET ASSET VALUE, END OF PERIOD........................................   $  8.46     $ 10.35       $ 11.15
                                                                         =======     =======       =======

TOTAL RETURN (%)(C)...................................................    (17.06)      (2.15)        15.21

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)............................    80,514      67,296        29,365

  Ratios to average net assets (%):
    Operating expenses, net (d).......................................      1.00        1.00          1.00
    Operating expenses, gross (d).....................................      1.20        1.25          1.25
    Net investment income (c).........................................       .53         .43          1.50

   Portfolio turnover rate (%)........................................     13.12       40.57         71.44

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period January 29, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

22 Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                       2001*        2000**      1999         1998***
                                                     --------     --------    -------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  10.41     $  11.20    $  9.95      $     10.09
                                                     --------     --------    -------      -----------

INCOME FROM OPERATIONS
  Net investment income (a)(b).....................       .10          .09        .15              .13
  Net realized and unrealized gain (loss)..........     (1.81)        (.28)      1.57             (.05)
                                                     --------     --------    -------      -----------
     Total income from operations..................     (1.71)        (.19)      1.72              .08
                                                     --------     --------    -------      -----------
DISTRIBUTIONS
   From net investment income......................      (.14)        (.22)      (.31)            (.21)
   From net realized gain..........................      (.04)        (.38)      (.16)            (.01)
                                                     --------     --------    -------      -----------
     Total distributions...........................      (.18)        (.60)      (.47)            (.22)
                                                     --------     --------    -------      -----------

NET ASSET VALUE, END OF PERIOD.....................  $   8.52      $ 10.41    $ 11.20      $      9.95
                                                     ========     ========    =======      ===========

TOTAL RETURN (%)(C)................................    (16.58)       (1.72)     17.69              .96


RATIOS/SUPPLEMENTAL DATA:

  Net Assets, end of period (in thousands).........    15,307       12,628      6,096            3,649


  Ratios to average net assets (%):
    Operating expenses, net (d)....................       .50          .50        .50              .50
    Operating expenses, gross (d)..................       .70          .75        .75              .93
    Net investment income (c)......................      1.02          .81       1.48             1.35

  Portfolio turnover rate (%)......................     13.12        40.57      71.44            93.08

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                                     Aggressive Strategy Fund 23

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                         ------------------------------
                                                                  2001*       2000**       1999      1998       1997***
                                                               --------     --------     -------    -------    --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $  10.38     $  11.17     $  9.94    $  9.14    $  10.00
                                                               --------     --------     -------    -------    --------
INCOME FROM OPERATIONS
  Net investment income (a)(b)..............................        .12          .11         .18        .19         .10
  Net realized and unrealized gain (loss)...................      (1.80)        (.28)       1.56        .87        (.11)
                                                               --------     --------     -------    -------    --------
    Total income from operations............................      (1.68)        (.17)       1.74       1.06        (.01)
                                                               --------     --------     -------    -------    --------

DISTRIBUTIONS
  From net investment income................................       (.17)        (.24)       (.35)      (.25)       (.31)
  From net realized gain....................................       (.04)        (.38)       (.16)      (.01)       (.54)
                                                               --------     --------     -------    -------    --------
    Total distributions.....................................       (.21)        (.62)       (.51)      (.26)       (.85)
                                                               --------     --------     -------    -------    --------
NET ASSET VALUE, END OF PERIOD..............................   $   8.49     $  10.38     $ 11.17    $  9.94    $   9.14
                                                               ========     ========     =======    =======    ========
TOTAL RETURN (%)(C).........................................     (16.40)       (1.50)      17.95      11.69        (.19)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    177,992      193,351     167,677     62,188       5,307

  Ratios to average net assets (%):
    Operating expenses, net (d).............................        .25          .25         .25        .25         .25
    Operating expenses, gross (d)(e)........................        .45          .50         .50        .66          --
    Net investment income (c)...............................       1.30         1.04        1.73       1.88         .97

   Portfolio turnover rate (%)..............................      13.12        40.57       71.44      93.08       56.88

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
*** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

24 Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2000        2000**
                                                            -------    --------
NET ASSET VALUE, BEGINNING OF PERIOD....................    $ 10.41    $  10.82
                                                            -------    --------

INCOME FROM OPERATIONS
  Net investment income (a)(b)..........................        .14         .11
  Net realized and unrealized gain (loss)...............      (1.80)        .09
                                                            -------    --------

    Total income from operations........................      (1.66)        .20
                                                            -------    --------

DISTRIBUTIONS
  From net investment income............................       (.19)       (.23)
  From net realized gain................................       (.04)       (.38)
                                                            -------    --------
    Total distributions.................................       (.23)       (.61)
                                                            -------    --------
NET ASSET VALUE, END OF PERIOD..........................    $  8.52    $  10.41
                                                            =======    ========
TOTAL RETURN (%)(c).....................................     (16.15)       1.59


RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............     86,466      35,585

  Ratios to average net assets (%):
    Operating expenses, net (d).........................        .00         .00
    Operating expenses, gross (d).......................        .20         .25
    Net investment income (c)...........................       1.50        1.15

  Portfolio turnover rate (%)...........................      13.12       40.57

*   For the fiscal year ended October 31, 2001.
**  For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                     Aggressive Strategy Fund 25

BALANCED STRATEGY FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                             NUMBER      MARKET
                                                               OF        VALUE
                                                             SHARES        $
                                                           ---------    -------
INVESTMENTS
Portfolios of the Frank Russell
  Investment Company Series
  Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 41.3%
Diversified Equity Fund                                    2,416,797     87,850
Quantitative Equity Fund                                   2,715,140     87,862
Real Estate Securities Fund                                1,027,825     28,070
Special Growth Fund                                          706,226     27,550
                                                                        -------
                                                                        231,332
                                                                        -------

INTERNATIONAL EQUITIES - 17.0%
Emerging Markets Fund                                      2,486,352     17,504
International Securities Fund                              1,700,123     77,832
                                                                        -------
                                                                         95,336
                                                                        -------

BONDS - 41.8%
Diversified Bond Fund                                      5,937,220    142,671
Multistrategy Bond Fund                                    8,964,662     91,529
                                                                        -------
                                                                        234,200
                                                                        -------

SHORT-TERM INVESTMENTS - 0.2%
Money Market Fund (a)                                      1,241,000      1,241
                                                                        -------

TOTAL INVESTMENTS - 100.4%
(identified cost $617,656)                                              562,109

OTHER ASSETS AND LIABILITIES
Other assets                                                              1,224
Liabilities                                                              (3,239)
                                                                        -------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                             (2,015)
                                                                        -------

NET ASSETS - 100.0%                                                     560,094
                                                                        =======

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                      1,198
Unrealized appreciation (depreciation)
  on investments                                                        (55,547)
Shares of beneficial interest                                               618
Additional paid-in capital                                              613,825
                                                                        -------

NET ASSETS                                                              560,094
                                                                        =======

NET ASSET VALUE, offering and redemption price
  per share:
  Class C ($136,748,289 divided by 15,129,704
    shares of $.01 par value shares of
    beneficial interest outstanding)                                    $  9.04
                                                                        =======
  Class D ($38,380,920 divided by 4,227,586
    shares of $.01 par value shares of
    beneficial interest outstanding)                                    $  9.08
                                                                        =======
  Class E ($288,164,442 divided by 31,798,900
    shares of $.01 par value shares of
    beneficial interest outstanding)                                    $  9.06
                                                                        =======
  Class S ($96,800,785 divided by 10,649,021
    shares of $.01 par value shares of
    beneficial interest outstanding)                                    $  9.09
                                                                        =======

(a) At net asset value.

See accompanying notes which are an integral part of the financial statements.

26 Balanced Strategy Fund

BALANCED STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Income distributions from Underlying Funds..................................  $  13,719

EXPENSES
  Advisory fees ..................................................  $    1,003
  Administrative fees ............................................          18
  Distribution fees - Class C.....................................         801
  Distribution fees - Class D.....................................          54
  Shareholder servicing fees - Class C ...........................         267
  Shareholder servicing fees - Class D ...........................          54
  Shareholder servicing fees - Class E ...........................         760
                                                                    ----------
  Expenses before reductions .....................................       2,957
  Expense reductions .............................................      (1,021)
                                                                    ----------
    Expenses, net.............................................................      1,936
                                                                                ---------

Net investment income ........................................................     11,783
                                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ...................................................       (3,112)
  Capital gain distributions from Underlying Funds ..............        8,114      5,002
                                                                    ----------

Net change in unrealized appreciation (depreciation) on investments...........    (62,470)
                                                                                ---------
Net realized and unrealized gain (loss) ......................................    (57,468)
                                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................  $ (45,685)
                                                                                =========

  See accompanying notes which are an integral part of the financial statements.

                                                       Balanced Strategy Fund 27

BALANCED STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     FISCAL YEAR ENDED   TEN MONTHS ENDED       YEAR ENDED
                                                                      OCTOBER 31, 2001   OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                     -----------------   ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ...........................................      $ 11,783            $  7,542            $  7,541
  Net realized gain (loss).........................................         5,002               2,996              14,626
  Net change in unrealized appreciation (depreciation) ............       (62,470)             (7,255)             10,880
                                                                         --------            --------            --------
  Net increase (decrease) in net assets from operations ...........       (45,685)              3,283              33,047
                                                                         --------            --------            --------

DISTRIBUTIONS
  From net investment income
    Class C .......................................................        (2,121)             (1,365)               (788)
    Class D .......................................................          (571)               (242)               (230)
    Class E .......................................................        (8,209)             (8,615)            (10,742)
    Class S .......................................................        (2,029)               (379)                 --
  From net realized gain
    Class C .......................................................          (258)             (1,484)                (14)
    Class D .......................................................           (50)               (288)                (55)
    Class E .......................................................          (905)             (9,187)             (2,339)
    Class S .......................................................          (141)                (49)                 --
                                                                         --------            --------            --------

      Net decrease in net assets from distributions ...............       (14,284)            (21,609)            (14,168)
                                                                         --------            --------            --------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share  transactions ..       188,246             106,201             159,001
                                                                         --------            --------            --------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................       128,277              87,875             177,880

NET ASSETS
  Beginning of period .............................................       431,817             343,942             166,062
                                                                         --------            --------            --------

  End of period ...................................................      $560,094            $431,817            $343,942
                                                                         ========            ========            ========

See accompanying notes which are an integral part of the financial statements.

28 Balanced Strategy Fund

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          2001*       2000**      1999***
                                                        ---------   ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ................   $   10.20   $   10.72    $   10.26
                                                        ---------   ---------    ---------
INCOME FROM OPERATIONS
  Net investment income (a)(b) ......................         .16         .15          .25
  Net realized and unrealized gain (loss)............       (1.09)       (.11)         .70
                                                        ---------   ---------    ---------
    Total income from operations ....................        (.93)        .04          .95
                                                        ---------   ---------    ---------
DISTRIBUTIONS
  From net investment income ........................        (.20)       (.24)        (.37)
  From net realized gain ............................        (.03)       (.32)        (.12)
                                                        ---------   ---------    ---------
     Total distributions ............................        (.23)       (.56)        (.49)
                                                        ---------   ---------    ---------
NET ASSET VALUE, END OF PERIOD ......................   $    9.04   $   10.20    $   10.72
                                                        =========   =========    =========
TOTAL RETURN (%)(c) .................................       (9.25)        .43         9.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...........     136,748      81,188       39,325

  Ratios to average net assets (%):
    Operating expenses, net (d) .....................        1.00        1.00         1.00
    Operating expenses, gross (d) ...................        1.20        1.25         1.25
    Net investment income (c) .......................        1.71        1.43         2.96

  Portfolio turnover rate (%) .......................       33.42       31.70        64.63

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
*** For the period January 29, 1999 (commencement of sale) to December 31, 1999. (a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

                                                       Balanced Strategy Fund 29

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                              YEARS ENDED
                                                              DECEMBER 31,
                                                            ---------------
                                             2001*  2000**   1999   1998***
                                            ------  ------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD ....  $ 10.25 $ 10.77  $ 10.13    $10.22
                                           ------- -------  -------    ------

INCOME FROM OPERATIONS
  Net investment income (a)(b) ..........      .21     .17      .30       .24
  Net realized and unrealized gain
    (loss) ..............................    (1.10)   (.09)     .84       .07
                                           ------- -------- --------   ------

    Total income from operations ........     (.89)    .08     1.14       .31
                                           ------- -------- --------   ------

DISTRIBUTIONS
  From net investment income ............     (.25)   (.28)    (.38)     (.37)
  From net realized gain ................     (.03)   (.32)    (.12)     (.03)
                                           ------- -------- --------   ------

    Total distributions .................     (.28)   (.60)    (.50)     (.40)
                                           ------- -------- --------   ------

NET ASSET VALUE, END OF PERIOD ..........  $  9.08 $ 10.25  $ 10.77    $10.13
                                           ======= =======  =======    ======

TOTAL RETURN (%)(c) .....................    (8.83)    .84    11.64      3.23

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)  38,381  17,296    9,075     4,953

Ratios to average net assets (%):
  Operating expenses, net (d) ...........      .50     .50      .50       .50
  Operating expenses, gross (d) .........      .70     .75      .75       .86
  Net investment income (c) .............     2.25    1.67     3.07      2.46

Portfolio turnover rate (%) .............    33.42   31.70    64.63     78.85

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended
    October 31, 2000.
*** For the period March, 24 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

30 Balanced Strategy Fund

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                     2001*   2000**  1999       1998   1997***
                                     -----   ------  ----       ----   -------
NET ASSET VALUE, BEGINNING OF
  PERIOD .........................$  10.22  $ 10.74  $ 10.12  $   9.46 $ 10.00
                                  --------  -------  -------  -------- -------

INCOME FROM OPERATIONS
  Net investment income (a)(b) ...      24      .21      .30       .31     .09
  Net realized and unrealized
    gain (loss) ..................   (1.11)    (.11)     .86       .78     .02
                                  --------  -------  -------  -------- -------

    Total income from operations .    (.87)     .10     1.16      1.09     .11
                                  --------  -------  -------  -------- -------

DISTRIBUTIONS
  From net investment income .....    (.26)    (.30)    (.42)     (.40)   (.24)
  From net realized gain .........    (.03)    (.32)    (.12)     (.03)   (.41)
                                  --------  -------  -------  -------- -------

     Total distributions .........    (.29)    (.62)    (.54)     (.43)   (.65)
                                  --------  -------  -------  -------- -------

NET ASSET VALUE, END OF PERIOD ...$   9.06  $ 10.22  $ 10.74  $  10.12 $  9.46
                                  ========  =======  =======  ======== =======

TOTAL RETURN (%)(C) ..............   (8.59)    1.04    11.80     11.66    1.04

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period
   (in thousands) ................ 288,164  296,435  295,542   161,108   3,554


  Ratios to average net assets (%):
    Operating expenses, net (d) ..     .25      .25      .25       .25     .25
    Operating expenses,
      gross (d)(e)                     .45      .50      .50       .61      --

    Net investment income (c) ....    2.51     2.02     2.89      3.05    1.30


  Portfolio turnover rate (%) ....   33.42    31.70    64.63     78.85   29.58

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period September 16, 1997 (commencement of operations) to
    December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                                       Balanced Strategy Fund 31

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2001*      2000**
                                                           -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD ..................... $ 10.25     $ 10.45
                                                           -------     -------

INCOME FROM OPERATIONS
  Net investment income (a)(b) ...........................     .28         .19
  Net realized and unrealized gain (loss) ................   (1.12)        .23
                                                           -------     -------

    Total income from operations .........................    (.84)        .42
                                                           -------     -------

DISTRIBUTIONS
  From net investment income .............................    (.29)       (.30)
  From net realized gain .................................    (.03)       (.32)
                                                           -------     -------

    Total distributions ..................................    (.32)       (.62)
                                                           -------     -------

NET ASSET VALUE, END OF PERIOD ........................... $  9.09     $ 10.25
                                                           =======     =======

TOTAL RETURN (%)(C) ......................................   (8.35)       4.09

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...............  96,801      36,898
  Ratios to average net assets (%):
    Operating expenses, net (d) ..........................     .00         .00
    Operating expenses, gross (d) ........................     .20         .25
    Net investment income (c) ............................    2.64        2.05

  Portfolio turnover rate (%) ............................   33.42       31.70

*    For the fiscal year ended October 31, 2001.
**   For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

 32 Balanced Strategy Fund

MODERATE STRATEGY FUND
STATEMENT OF NET ASSETS

                                                  October 31, 2001

                                                       MARKET
                                       NUMBER          VALUE
                                         OF            (000)
                                       SHARES            $
                                       ------          ------

INVESTMENTS
Portfolios of the Frank Russell
  Investment Company Series
  Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 28.6%
Diversified Equity Fund                   322,587       11,726
Quantitative Equity Fund                  362,635       11,735
Real Estate Securities Fund               197,047        5,381
Special Growth Fund                        55,525        2,166
                                                       -------
                                                        31,008
                                                       -------

INTERNATIONAL EQUITIES - 11.0%
Emerging Markets Fund                     310,099        2,183
International Securities Fund             211,900       19,701
                                                       -------
                                                        11,884
                                                       -------


BONDS - 60.7%
Diversified Bond Fund                   1,239,281       29,780
Short Term Bond Fund                    1,892,950       35,947
                                                       -------
                                                        65,727
                                                       -------

SHORT-TERM INVESTMENTS - 0.0%
Money Market Fund (a)                      20,000           20
                                                       -------

TOTAL INVESTMENTS - 100.3%
(identified cost $113,017)                             108,639

OTHER ASSETS AND LIABILITIES
Other assets                                               765
Liabilities                                             (1,037)
                                                       -------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                              (272)
                                                       -------
NET ASSETS - 100.0%                                    108,367
                                                       =======


NET ASSETS CONSIST OF:
Accumulated distributions in excess of
  net realized gain                                        (775)
Unrealized appreciation (depreciation)
  on investments                                         (4,378)
Shares of beneficial interest                               113
Additional paid-in capital                              113,407
                                                       --------

NET ASSETS                                              108,367
                                                       ========

NET ASSET VALUE, offering and redemption price
  per share:
  Class C ($20,859,142 divided by 2,175,223
    shares of $.01 par value shares of
    beneficial interest outstanding)                   $   9.59
                                                       ========
  Class D ($5,544,642 divided by 575,391
    shares of $.01 par value shares of
    beneficial interest outstanding)                   $   9.64
                                                       ========
  Class E ($57,884,783 divided by 6,034,403
    shares of $.01 par value shares of
    beneficial interest outstanding)                   $   9.59
                                                       ========
  Class S ($24,078,025 divided by 2,505,397
    shares of $.01 par value shares of
    beneficial interest outstanding)                   $   9.61
                                                       ========

(a) At net asset value.

  See accompanying notes which are an integral part of the financial statements.

                                                       Moderate Strategy Fund 33

MODERATE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001


INVESTMENT INCOME
  Income distributions from Underlying Funds ................................... $    3,543

EXPENSES
  Advisory fees ...................................................   $      182
  Administrative fees .............................................            3
  Distribution fees - Class C .....................................          110
  Distribution fees - Class D .....................................            8
  Shareholder servicing fees - Class C ............................           37
  Shareholder servicing fees - Class D ............................            8
  Shareholder servicing fees - Class E ............................          142
                                                                      ----------

  Expenses before reductions ......................................          490
  Expense reductions ..............................................         (185)
                                                                      ----------
    Expenses, net ..............................................................        305
                                                                                 ----------
Net investment income ..........................................................      3,238
                                                                                 ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments .....................................................          756
  Capital gain distributions from Underlying Funds ................          744         12
                                                                      ----------

Net change in unrealized appreciation (depreciation) on investments  ...........     (5,349)
                                                                                 ----------
Net realized and unrealized gain(loss) .........................................     (5,361)
                                                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS........................... $   (2,123)
                                                                                 ==========


See accompanying notes which are an integral part of the financial statements.

34 Moderate Strategy Fund

MODERATE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                   FISCAL YEAR ENDED       TEN MONTHS ENDED           YEAR ENDED
                                                                    OCTOBER 31, 2001       OCTOBER 31, 2000       DECEMBER 31, 1999
                                                                   -----------------       ----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ..........................................     $  3,238                $  1,668                $ 1,453
  Net realized gain (loss) .......................................          (12)                    170                  1,371
  Net change in unrealized appreciation (depreciation) ...........       (5,349)                   (242)                   656
                                                                       --------                --------                -------

    Net increase (decrease) in net assets from operations ........       (2,123)                  1,596                  3,480
                                                                       --------                --------                -------

DISTRIBUTIONS
  From net investment income
    Class C ......................................................         (457)                   (211)                   (86)
    Class D ......................................................         (117)                    (66)                   (61)
    Class E ......................................................       (2,092)                 (1,575)                (1,721)
    Class S ......................................................         (677)                   (103)                    --
  From net realized gain
    Class C ......................................................          (19)                   (113)                   (12)
    Class D ......................................................           (5)                    (30)                   (14)
    Class E ......................................................          (92)                   (890)                  (274)
    Class S ......................................................          (14)                     (7)                    --
                                                                       --------                --------                -------

      Net decrease in net assets from distributions ..............       (3,473)                 (2,995)                (2,168)
                                                                       --------                --------                -------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ..       43,012                  21,495                 29,190
                                                                       --------                --------                -------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................       37,416                  20,096                 30,502

NET ASSETS
  Beginning of period ............................................       70,951                  50,855                 20,353
                                                                       --------                --------                -------
  End of period (including accumulated distributions in excess of
    net investment income of $6 at December 31, 1999) ............     $108,367                 $70,951                $50,855
                                                                       ========                ========                =======

  See accompanying notes which are an integral part of the financial statements.

                                                       Moderate Strategy Fund 35

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  2001*         2000**         1999***
                                                                --------       --------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD .........................   $ 10.20        $ 10.46        $ 10.15
                                                                 -------        -------        -------

INCOME FROM OPERATIONS
  Net investment income (a)(b) ...............................       .29            .24            .32
  Net realized and unrealized gain (loss) ....................      (.58)          (.02)           .48
                                                                 -------        -------        -------
    Total income from operations .............................      (.29)           .22            .80
                                                                 -------        -------        -------

DISTRIBUTIONS
  From net investment income .................................      (.30)          (.28)          (.40)
  From net realized gain .....................................      (.02)          (.20)          (.09)
                                                                 -------        -------        -------
    Total distributions ......................................      (.32)          (.48)          (.49)
                                                                 -------        -------        -------
NET ASSET VALUE, END OF PERIOD ...............................   $  9.59        $ 10.20        $ 10.46
                                                                 =======        =======        =======

TOTAL RETURN (%)(c) ..........................................     (2.87)          2.20           8.03

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...................    20,859         10,392          4,139

  Ratios to average net assets (%):
    Operating expenses, net (d) ..............................      1.00           1.00           1.00
    Operating expenses, gross (d) ............................      1.20           1.25           1.25
    Net investment income (c) ................................      2.95           2.30           3.35

  Portfolio turnover rate (%) ................................     42.49          39.55         120.04

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

 36 Moderate Strategy Fund

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           YEARS ENDED DECEMBER 31,
                                                                                           ------------------------
                                                                   2001*        2000**       1999         1998***
                                                                 ---------    ---------    ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD .........................   $   10.24    $   10.49    $   10.15     $   10.18
                                                                 ---------    ---------    ---------     ---------
INCOME FROM OPERATIONS
  Net investment income (a)(b) ...............................         .33          .28          .33           .26
  Net realized and unrealized gain (loss) ....................        (.56)        (.02)         .50           .09
                                                                 ---------    ---------    ---------     ---------
    Total income from operations .............................        (.23)         .26          .83           .35
                                                                 ---------    ---------    ---------     ---------

DISTRIBUTIONS
  From net investment income .................................        (.35)        (.31)        (.40)         (.37)
  From net realized gain .....................................        (.02)        (.20)        (.09)         (.01)
                                                                 ---------    ---------    ---------     ---------
    Total distributions ......................................        (.37)        (.51)        (.49)         (.38)
                                                                 ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ...............................   $    9.64    $   10.24    $   10.49     $   10.15
                                                                 =========    =========    =========     =========
TOTAL RETURN (%)(c) ..........................................       (2.33)        2.65         8.40          3.57

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...................       5,545        3,157        1,367         1,780

  Ratios to average net assets (%):
    Operating expenses, net (d) ..............................         .50          .50          .50           .50
    Operating expenses, gross (d) ............................         .70          .75          .75          1.01
    Net investment income (c) ................................        3.39         2.66         3.28          2.65

  Portfolio turnover rate (%) ................................       42.49        39.55       120.04        175.58

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                                       Moderate Strategy Fund 37

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          YEARS ENDED DECEMBER 31,
                                                                                      ----------------------------------
                                                               2001*      2000**        1999         1998       1997***
                                                            ---------    ---------    ---------    ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD .....................  $   10.20    $   10.46    $   10.15    $    9.61   $   10.00
                                                            ---------    ---------    ---------    ---------   ---------
INCOME FROM OPERATIONS
  Net investment income (a)(b) ...........................        .36          .28          .40          .39         .07
  Net realized and unrealized gain (loss)**** ............       (.58)          --          .46          .57        (.08)
                                                            ---------    ---------    ---------    ---------   ---------
    Total income from operations .........................       (.22)         .28          .86          .96        (.01)
                                                            ---------    ---------    ---------    ---------   ---------
DISTRIBUTIONS
  From net investment income .............................       (.37)        (.34)        (.46)        (.41)       (.14)
  From net realized gain .................................       (.02)        (.20)        (.09)        (.01)       (.24)
                                                            ---------    ---------    ---------    ---------   ---------
    Total distributions                                          (.39)        (.54)        (.55)        (.42)       (.38)
                                                            ---------    ---------    ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD ...........................  $    9.59    $   10.20    $   10.46    $   10.15   $    9.61
                                                            =========    =========    =========    =========   =========
TOTAL RETURN (%)(C) ......................................      (2.19)        2.81         8.65        10.19        (.06)


RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...............     57,885       49,818       45,350       18,573         385
    00
  Ratios to average net assets (%):
    Operating expenses, net (d) ..........................        .25          .25          .25          .25         .25
    Operating expenses, gross (d)(e) .....................        .45          .50          .50          .94          --
    Net investment income (c) ............................       3.60         2.77         3.87         3.71        1.01

  Portfolio turnover rate (%) ............................      42.49        39.55       120.04       175.58        9.66

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
*** For the period October 2, 1997 (commencement of operations) to December 31, 1997.
**** Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

38 Moderate Strategy Fund

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        2001*         2000**
                                                      ---------      --------

NET ASSET VALUE, BEGINNING OF PERIOD ...............   $ 10.21        $10.27
                                                       -------        ------

INCOME FROM OPERATIONS
  Net investment income (a)(b) .....................       .39           .29
  Net realized and unrealized gain (loss) ..........      (.58)          .19
                                                       -------        ------

    Total income from operations ...................      (.19)          .48
                                                       -------        ------

DISTRIBUTIONS
  From net investment income .......................      (.39)         (.34)
  From net realized gain ...........................      (.02)         (.20)
                                                       -------        ------

    Total distributions ............................      (.41)         (.54)
                                                       -------        ------

NET ASSET VALUE, END OF PERIOD .....................   $  9.61        $10.21
                                                       =======        ======

TOTAL RETURN (%)(C) ................................     (1.87)         4.09

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .........    24,078         7,584

  Ratios to average net assets (%):
    Operating expenses, net (d) ....................       .00           .00
    Operating expenses, gross (d) ..................       .20           .25
    Net investment income (c) ......................      3.97          3.12

  Portfolio turnover rate (%) ......................     42.49         39.55

*    For the fiscal year ended October 31, 2001.
**   For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                                       Moderate Strategy Fund 39

CONSERVATIVE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                       MARKET
                                           NUMBER      VALUE
                                             OF        (000)
                                           SHARES        $
                                           ------      ------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 16.5%
Diversified Equity Fund                     67,709      2,461
Quantitative Equity Fund                    91,296      2,954
Real Estate Securities Fund                 93,819      2,562
                                                       ------
                                                        7,977
                                                       ------

INTERNATIONAL EQUITIES - 6.1%
Emerging Markets Fund                       70,151        494
International Securities Fund               53,691      2,458
                                                       ------
                                                        2,952
                                                       ------

BONDS - 79.2%
Diversified Bond Fund                      369,988      8,891
Short Term Bond Fund                     1,552,379     29,480
                                                       ------
                                                       38,371
                                                       ------

SHORT-TERM INVESTMENTS - 0.2%
Money Market Fund (a)                       99,000         99
                                                       ------

TOTAL INVESTMENTS - 102.0%
(identified cost $49,166)                              49,399

OTHER ASSETS AND LIABILITIES
Other assets                                              503
Liabilities                                            (1,487)
                                                       ------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - (2.0%)                                             (984)
                                                       ------
NET ASSETS - 100.0%                                    48,415
                                                       ======

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                     (571)
Unrealized appreciation (depreciation)
  on investments                                          233
Shares of beneficial interest                              48
Additional paid-in capital                             48,705
                                                      -------

NET ASSETS                                             48,415
                                                      =======

NET ASSET VALUE, offering and redemption price
  per share:
  Class C ($9,850,323 divided by 975,402
    shares of $.01 par value shares of
    beneficial interest outstanding)                  $ 10.10
                                                      =======
  Class D ($3,065,979 divided by 301,451
    shares of $.01 par value shares of
    beneficial interest outstanding)                  $ 10.17
                                                      =======
  Class E ($24,070,284 divided by 2,376,773
    shares of $.01 par value shares of
    beneficial interest outstanding)                  $ 10.13
                                                      =======
  Class S ($11,428,522 divided by 1,125,275
    shares of $.01 par value shares of
    beneficial interest outstanding)                  $ 10.16
                                                      =======

(a)  At net asset value.

See accompanying notes which are an integral part of the financial statements.

40 Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Income distributions from Underlying Funds ......................................  $   1,654

EXPENSES
  Advisory fees ........................................................  $      64
  Administrative fees ..................................................          1
  Distribution fees - Class C ..........................................         42
  Distribution fees - Class D ..........................................          5
  Shareholder servicing fees - Class C .................................         14
  Shareholder servicing fees - Class D .................................          5
  Shareholder servicing fees - Class E .................................         45
                                                                          ---------
  Expenses before reductions ...........................................        176
  Expense reductions ...................................................        (65)
                                                                          ---------
      Expenses, net ...............................................................        111
                                                                                     ---------
Net investment income .............................................................      1,546
                                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ..........................................................       (351)
  Capital gain distribution from Underlying Funds ......................         98       (253)
                                                                          ---------
Net change in unrealized appreciation (depreciation) on investments ...............         10
                                                                                     ---------
Net realized and unrealized  gain (loss) ..........................................       (263)
                                                                                     ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............................  $   1,280
                                                                                     =========

  See accompanying notes which are an integral part of the financial statements.

                                                   Conservative Strategy Fund 41

CONSERVATIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          FISCAL YEAR ENDED   TEN MONTHS ENDED       YEAR ENDED
                                                                          OCTOBER 31, 2001    OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                          -----------------   ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ...............................................        $ 1,543             $   618             $   682
  Net realized gain (loss) ............................................           (253)               (139)                236
  Net change in unrealized appreciation (depreciation) ................            (10)                258                 (77)
                                                                               -------             -------             -------

    Net increase (decrease) in net assets from operations .............          1,280                 737                 841
                                                                               -------             -------             -------

DISTRIBUTIONS
  From net investment income
    Class C ...........................................................           (246)                (67)                (49)
    Class D ...........................................................            (85)                (30)                (54)
    Class E ...........................................................           (880)               (519)               (864)
    Class S ...........................................................           (349)                (52)                 --
  From net realized gain
    Class C ...........................................................             --                  --                  (4)
    Class D ...........................................................             --                  --                  (4)
    Class E ...........................................................             --                  --                 (62)
                                                                               -------             -------             -------

      Net decrease in net assets from distributions ...................         (1,560)               (668)             (1,037)
                                                                               -------             -------             -------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions .......         28,314                 739              14,740
                                                                               -------             -------             -------


TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...........................         28,034                 808              14,544

NET ASSETS
   Beginning of period ................................................         20,381              19,573               5,029
                                                                               -------             -------             -------

   End of period ......................................................        $48,415             $20,381             $19,573
                                                                               =======             =======             =======

See accompanying notes which are an integral part of the financial statements.

42 Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    2001*          2000**          1999***
                                                                  --------        --------        --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................   $  10.17        $ 10.12          $ 10.26
                                                                  --------        -------          -------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ...............................        .42            .31              .43
   Net realized and unrealized gain (loss) ....................       (.07)           .07              .04
                                                                  --------        -------          -------
     Total income from operations .............................        .35            .38              .47
                                                                  --------        -------          -------
DISTRIBUTIONS
   From net investment income .................................       (.42)          (.33)            (.56)
   From net realized gain .....................................         --             --             (.05)
                                                                  --------        -------          -------
     Total distributions ......................................       (.42)          (.33)            (.61)
                                                                  --------        -------          -------
NET ASSET VALUE, END OF PERIOD ................................   $  10.10        $ 10.17          $ 10.12
                                                                  ========        =======          =======
TOTAL RETURN (%)(c) ...........................................       3.49           3.76             4.67

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...................      9,850          2,500            1,697

   Ratios to average net assets (%)(d):
     Operating expenses, net ..................................       1.00           1.00             1.00
     Operating expenses, gross ................................       1.20           1.25             1.25
     Net investment income ....................................       4.20           3.04             4.77

   Portfolio turnover rate (%) ................................      54.86          53.89           125.01

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period February 11, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                   Conservative Strategy Fund 43

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                          YEARS ENDED DECEMBER 31,
                                                                                                          ------------------------
                                                                                    2001*      2000**       1999          1998***
                                                                                  --------    --------    --------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................   $ 10.21     $ 10.16     $ 10.25       $ 10.20
                                                                                   -------     -------     -------       -------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ................................................       .44         .33         .44           .32
   Net realized and unrealized gain (loss) .....................................      (.03)        .09         .08           .06
                                                                                   -------     -------     -------       -------
     Total income from operations ..............................................       .41         .42         .52           .38
                                                                                   -------     -------     -------       -------

DISTRIBUTIONS
   From net investment income ..................................................      (.45)       (.37)       (.56)         (.33)
   From net realized gain ......................................................        --          --        (.05)           --
                                                                                   -------     -------     -------       -------
    Total distributions ........................................................      (.45)       (.37)       (.61)         (.33)
                                                                                   -------     -------     -------       -------
NET ASSET VALUE, END OF PERIOD .................................................   $ 10.17     $ 10.21     $ 10.16       $ 10.25
                                                                                   =======     =======     =======       =======
TOTAL RETURN (%)(c) ............................................................      4.11        4.20        5.18          3.77

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ....................................     3,066       1,162       1,001           618

   Ratios to average net assets (%)(d):
     Operating expenses, net ...................................................       .50         .50         .50           .50
     Operating expenses, gross .................................................       .70         .75         .75          1.73
     Net investment income .....................................................      4.06        3.27        4.24          3.09

   Portfolio turnover rate (%) .................................................     54.86       53.89      125.01        169.79

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

44 Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                                              -------------------------------------
                                                                  2001*         2000**          1999           1998         1997***
                                                                ---------      --------       --------       --------       -------
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $ 10.19        $ 10.14        $ 10.24        $  9.88        $10.00
                                                                 -------        -------        -------        -------        ------

INCOME FROM OPERATIONS
  Net investment income (a)(b) .............................         .49            .34            .49            .46           .07
  Net realized and unrealized gain (loss) ..................        (.07)           .10            .06            .29           .07
                                                                 -------        -------        -------        -------        ------

    Total income from operations ...........................         .42            .44            .55            .75           .14
                                                                 -------        -------        -------        -------        ------

DISTRIBUTIONS

  From net investment income ...............................        (.48)          (.39)          (.60)          (.39)         (.10)
  From net realized gain ...................................          --             --           (.05)            --          (.16)
                                                                 -------        -------        -------        -------        ------

    Total distributions ....................................        (.48)          (.39)          (.65)          (.39)         (.26)
                                                                 -------        -------        -------        -------        ------

NET ASSET VALUE, END OF PERIOD .............................     $ 10.13        $ 10.19        $ 10.14        $ 10.24        $ 9.88
                                                                 =======        =======        =======        =======        ======

TOTAL RETURN (%)(c) ........................................        4.21           4.44           5.54           7.70          1.36

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .................      24,070         14,076         16,875          4,411            23

  Ratios to average net assets (%):
    Operating expenses, net (d) ............................         .25            .25            .25            .25           .25
    Operating expenses, gross (d)(e) .......................         .45            .50            .50           2.50            --
    Net investment income (c) ..............................        4.83           3.40           4.76           4.41           .67

  Portfolio turnover rate (%) ..............................       54.86          53.89         125.01         169.79           .00

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
*** For the period November 7 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the class's short period of operation.

                                                   Conservative Strategy Fund 45

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              2001*     2000**
                                                            --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $  10.21   $  10.09
                                                            --------   --------
INCOME FROM OPERATIONS
   Net investment income (a)(b) .........................        .55        .37
   Net realized and unrealized gain (loss) ..............       (.10)       .14
                                                            --------   --------
     Total income from operations .......................        .45        .51
                                                            --------   --------
DISTRIBUTIONS
   From net investment income ...........................       (.50)      (.39)
                                                            --------   --------
NET ASSET VALUE, END OF PERIOD ..........................   $  10.16   $  10.21
                                                            ========   ========
TOTAL RETURN (%)(c) .....................................       4.52       5.17

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............     11,429      2,643

   Ratios to average net assets (%)(d):
     Operating expenses, net ............................        .00        .00
     Operating expenses, gross ..........................        .20        .25
     Net investment income ..............................       5.49       3.71

   Portfolio turnover rate (%) ..........................      54.86      53.89

*    For the fiscal year ended October 31, 2000.
**   For the period February 14, 2000 (commencement of sale) to October 31,
     2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

46 Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2001

1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     On November 22, 1999, the Investment Company's Board of Trustees approved a change in the Funds' fiscal year-end from December 31 to October 31.

     Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds") and in shares of the Money Market Fund. Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                              ASSET ALLOCATION RANGES
                                         --------------------------------------------------------------
                                           EQUITY
                                         AGGRESSIVE   AGGRESSIVE    BALANCED    MODERATE   CONSERVATIVE
                                          STRATEGY     STRATEGY     STRATEGY    STRATEGY     STRATEGY
        ASSET CLASS/UNDERLYING FUNDS       FUND         FUND          FUND        FUND         FUND
     ----------------------------------  ----------   ----------    --------    --------   ------------
     Equities
       US Equities
         Diversified Equity                  30%          21%          16%         11%           5%
         Special Growth                      10           11            5           2           --
         Quantitative Equity                 30           21           16          11            6
         Real Estate Equity                   5            5            5           5            5
       International Equities
         International Securities            20           19           14           9            5
         Emerging Markets                     5            5            3           2            1
       Bonds
         Diversified Bond                    --           --           25          27           18
         Short-Term Bond                     --           --           --          33           60
         Multistrategy Bond                  --           18           16          --           --

     OBJECTIVES OF THE UNDERLYING FUNDS:
     DIVERSIFIED EQUITY FUND: To provide income and capital growth by investing principally in equity securities.

     SPECIAL GROWTH FUND: To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

     QUANTITATIVE EQUITY FUND: To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

     REAL ESTATE SECURITIES FUND: To generate a high level of total return through above average current income while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

     INTERNATIONAL SECURITIES FUND: To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

                                                Notes to Financial Statements 47

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

     EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

     DIVERSIFIED BOND FUND: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

     SHORT TERM BOND FUND: The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

     MULTISTRATEGY BOND FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

     Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: Investments in Underlying Funds and the Money Market Fund are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. or the close of regular trading on the New York Stock Exchange, if earlier. Short-term investments having a maturity of sixty days or less are valued at amortized cost which approximates market value.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

     INVESTMENT INCOME: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2001 were as follows:

                                                                                                    NET
                                                         GROSS               GROSS              UNREALIZED
                                   FEDERAL TAX         UNREALIZED          UNREALIZED          APPRECIATION
                                      COST            APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
                                   -----------        ------------       --------------       --------------
Equity Aggressive Strategy        $327,667,035        $ 1,349,818        $(71,037,359)        $(69,687,541)
Aggressive Strategy                434,691,293          4,908,259         (78,541,325)         (73,633,066)
Balanced Strategy                  623,500,247         11,730,256         (73,121,071)         (61,390,815)
Moderate Strategy                  114,397,878          2,997,296          (8,755,970)          (5,758,674)
Conservative Strategy               49,789,990          1,463,658          (1,854,529)            (390,871)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

48 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

     The following reclassifications have been made to reflect activity for the year ended October 31, 2001:

                                    UNDISTRIBUTED NET     ACCUMULATED NET       ADDITIONAL
                                    INVESTMENT INCOME   REALIZED GAIN (LOSS)  PAID-IN CAPITAL
                                    -----------------   --------------------  ---------------
     Equity Aggressive Strategy        $ 3,523,745         $ (3,523,745)          $    --
     Aggressive Strategy                 1,407,289           (1,407,289)               --
     Balanced Strategy                   1,147,187           (1,147,187)               --
     Moderate Strategy                     104,872             (104,872)               --
     Conservative Strategy                  17,028              (17,028)               --

     EXPENSES: Expenses, other than Class specific expenses, are allocated to each Class of shares based principally upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

3.   INVESTMENT TRANSACTIONS
     SECURITIES: During the year ended October 31, 2001, purchases and sales of the Underlying Funds were as follows:

                                       PURCHASES             SALES
                                     -------------      -------------
     Equity Aggressive Strategy      $ 197,725,584      $ 131,329,532
     Aggressive Strategy               167,598,848         44,558,200
     Balanced Strategy                 363,711,222        167,768,154
     Moderate Strategy                  61,777,311         17,889,600
     Conservative Strategy              47,017,117         17,874,975

4.   RELATED PARTIES
     ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of October 31, 2001, approximately $8,120,000 of the Money Market Fund's net assets represents investments by these Funds and $1,058,287,000 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $345,000,000 is invested in the Money Market Fund.

     The Funds are charged an advisory fee equal to 0.20% of average daily net assets. In addition, the Advisor charged the Funds an administrative fee at an annual rate of 0.05% of average net assets. Such fees were waived through November 30, 2000. Subsequent to November 30, 2000, the administrative fees were charged to the Underlying Funds in accordance with the Special Servicing Agreements discussed below. For the year ended October 31, 2001, the Advisor contractually agreed to waive the advisory fee.

                                                Notes to Financial Statements 49

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

     No LifePoints Fund will bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisor (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

     TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class E, Class D, and Class C shares of the Funds.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class D and Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E, Class D, and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E, Class D, and Class C shares on an annual basis.

     ACCRUED SHAREHOLDER SERVICING AND DISTRIBUTION FEES PAYABLE TO AFFILIATES AS OF OCTOBER 31, 2001 WERE AS FOLLOWS:
     Equity Aggressive Strategy     $    74,837
     Aggressive Strategy                114,163
     Balanced Strategy                  190,023
     Moderate Strategy                   31,256
     Conservative Strategy               14,292
                                    -----------
                                    $   424,571
                                    ===========

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the year ended October 31, 2001 were paid for by the Underlying Funds or FRIMCo under the aforementioned Special Servicing Agreements.

50 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY LIFEPOINTS(R) FUNDS

October 31, 2001

 5. FUND SHARE TRANSACTIONS

    Share transactions for the year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999, respectively, were as follows:

                                                                SHARES                                   DOLLARS (000)
                                               ----------------------------------------     --------------------------------------
                                                  2001           2000           1999           2001           2000          1999
                                               ----------     ----------     ----------     ----------     ----------     --------
EQUITY AGGRESSIVE STRATEGY
  CLASS C (a)
  Proceeds from shares sold                      1,920,429      2,938,389      1,544,511     $ 17,080       $ 31,457       $ 16,146
  Proceeds from reinvestment of distributions       89,859        145,885         29,855          862          1,489            326
  Payments for shares redeemed                    (886,546)      (278,373)      (180,588)      (7,730)        (2,909)        (1,868)
                                                ----------     ----------     ----------     --------       --------       --------
  Net increase (decrease)                        1,123,742      2,805,901      1,393,778       10,212         30,037         14,604
                                                ----------     ----------     ----------     --------       --------       --------
  CLASS D

  Proceeds from shares sold                      1,198,196      1,342,216        340,578       10,637         14,116          3,495
  Proceeds from reinvestment of distributions       26,912         25,154         15,864          259            259            163
  Payments for shares redeemed                    (877,174)      (474,474)      (531,958)      (7,622)        (5,081)        (5,425)
                                                ----------     ----------     ----------     --------       --------       --------
  Net increase (decrease)                          347,934        892,896       (175,516)       3,274          9,294         (1,767)
                                                ----------     ----------     ----------     --------       --------       --------
  CLASS E

  Proceeds from shares sold                      7,678,134      7,093,887     10,976,153       70,624         75,655        111,250
  Proceeds from reinvestment of distributions      461,720      1,231,740        735,158        4,400         12,601          7,740
  Payments for shares redeemed                  (6,465,324)    (7,550,131)    (3,307,666)     (58,530)       (81,962)       (34,268)
                                                ----------     ----------     ----------     --------       --------       --------
  Net increase (decrease)                        1,674,530        775,496      8,403,645       16,494          6,294         84,722
                                                ----------     ----------     ----------     --------       --------       --------
  CLASS S (b)
  Proceeds from shares sold                      4,825,310      3,222,212             --       43,591         34,527             --
  Proceeds from reinvestment of distributions       73,213         13,451             --          688            140             --
  Payments for shares redeemed                  (1,485,912)      (766,030)            --      (12,868)        (8,136)            --
                                                ----------     ----------     ----------     --------       --------       --------
  Net increase (decrease)                        3,412,611      2,469,633             --       31,411         26,531             --
                                                ----------     ----------     ----------     --------       --------       --------
  Total increase (decrease)                      6,558,817      6,943,926      9,621,907     $ 61,391       $ 72,156       $ 97,559
                                                ==========     ==========     ==========     ========       ========       ========

(a) Share transactions are for the period February 11, 1999 (commencement of sales) to December 31, 1999.

(b) Share transactions are for the period January 31, 2000 (commencement of sales) to October 31, 2000.

                                                Notes to Financial Statements 51

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

5.   FUND SHARE TRANSACTIONS (CONTINUED)

                                                                     SHARES                              DOLLARS (000)
                                                    ------------------------------------   ---------------------------------------
AGGRESSIVE STRATEGY                                     2001         2000        1999          2001         2000          1999
                                                    -----------  -----------  ----------   -----------  ------------  ------------
   CLASS C (a)                                        4,131,306    4,063,594   2,762,515   $    38,621  $     43,470  $     28,710
   Proceeds from shares sold                            105,897      202,491      47,843         1,018         2,105           514
   Proceeds from reinvestment of distributions       (1,228,359)    (396,917)   (175,820)      (11,360)       (4,201)       (1,831)
                                                    -----------  -----------  ----------   -----------  ------------  ------------
   Payments for shares redeemed                       3,008,844    3,869,168   2,634,538        28,279        41,374        27,393
                                                    -----------  -----------  ----------   -----------  ------------  ------------
   Net increase (decrease)
   CLASS D                                            1,319,267    1,008,295     506,069        11,795        10,633         5,174
   Proceeds from shares sold                             23,773       35,198      18,899           228           369           196
   Proceeds from reinvestment of distributions         (758,973)    (374,713)   (347,272)       (7,122)       (3,974)       (3,547)
                                                    -----------  -----------  ----------   -----------  ------------  ------------
   Payments for shares redeemed                         584,067      668,780     177,696         4,901         7,028         1,823
                                                    -----------  -----------  ----------   -----------  ------------  ------------
   Net increase (decrease)
   CLASS E                                            8,123,013    7,317,758  10,507,851        77,272        78,132       107,829
   Proceeds from shares sold                            423,458      988,247     546,129         4,013        10,303         5,706
   Proceeds from reinvestment of distributions       (6,208,804)  (4,683,867) (2,297,816)      (58,698)      (49,917)      (23,659)
                                                    -----------  -----------  ----------   -----------  ------------  ------------
   Payments for shares redeemed                       2,337,667    3,622,138   8,756,164        22,587        38,518        89,876
                                                    -----------  -----------  ----------   -----------  ------------  ------------
   Net increase (decrease)
   CLASS S (b)
   Proceeds from shares sold                          8,392,238    3,855,731          --        78,777        41,443            --
   Proceeds from reinvestment of distributions          137,988       26,706          --         1,277           282            --
   Payments for shares redeemed                      (1,797,932)    (465,284)         --       (16,023)       (4,988)           --
                                                    -----------  -----------  ----------   -----------  ------------  ------------
   Net increase (decrease)                            6,732,294    3,417,153          --        64,031        36,737            --
                                                    -----------  -----------  ----------   -----------  ------------  ------------
   Total increase (decrease)                         12,662,872   11,577,239  11,568,398   $   119,798  $    123,657  $    119,092
                                                    ===========  ===========  ==========   ===========  ============  ============

(a) Share transactions are for the period January 29, 1999 (commencement of sales) to December 31, 1999.

(b) Share transactions are for the period February 1, 2000 (commencement of sales) to October 31, 2000.

52 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

5.   FUND SHARE TRANSACTIONS (CONTINUED)

                                                                      SHARES                            DOLLARS (000)
                                                     ------------------------------------   -------------------------------------
BALANCED STRATEGY                                        2001         2000        1999         2001         2000          1999
                                                     -----------  -----------  ----------   -----------  -----------  -----------
  CLASS C (a)
  Proceeds from shares sold                            8,911,382    4,684,787   3,746,798   $    85,085  $    48,662  $    38,468
  Proceeds from reinvestment of distributions            242,492      268,530      74,392         2,306        2,739          775
  Payments for shares redeemed                        (1,983,224)    (661,993)   (153,460)      (18,761)      (6,891)      (1,579)
                                                     -----------  -----------  ----------   -----------  -----------  -----------
  Net increase (decrease)                              7,170,650    4,291,324   3,667,730        68,630       44,510       37,664
                                                     -----------  -----------  ----------   -----------  -----------  -----------

  CLASS D
  Proceeds from shares sold                            3,042,017    2,122,846     744,198        28,163       22,233        7,761
  Proceeds from reinvestment of distributions             65,633       51,337      27,083           621          525          280
  Payments for shares redeemed                          (567,232)  (1,329,990)   (417,501)       (5,500)     (13,954)      (4,290)
                                                     -----------  -----------  ----------   -----------  -----------  -----------
  Net increase (decrease)                              2,540,418      844,193     353,780        23,284        8,804        3,751
                                                     -----------  -----------  ----------   -----------  -----------  -----------
  CLASS E
  Proceeds from shares sold                           11,085,778    7,815,526  15,883,305       108,327       81,332      162,202
  Proceeds from reinvestment of distributions            932,857    1,694,296   1,237,575         8,917       17,295       12,727
  Payments for shares redeemed                        (9,216,662)  (8,022,285) (5,535,963)      (89,523)     (83,336)     (57,343)
                                                     -----------  -----------  ----------   -----------  -----------  -----------
  Net increase (decrease)                              2,801,973    1,487,537  11,584,917        27,721       15,291      117,586
                                                     -----------  -----------  ----------   -----------  -----------  -----------
  CLASS S (b)
  Proceeds from shares sold                            8,239,300    3,764,341          --        79,812       39,340           --
  Proceeds from reinvestment of distributions            222,637       40,325          --         2,109          417           --
  Payments for shares redeemed                        (1,411,795)    (205,786)         --       (13,310)      (2,161)          --
                                                     -----------  -----------  ----------   -----------  -----------  -----------
  Net increase (decrease)                              7,050,142    3,598,880          --        68,611       37,596           --
                                                     -----------  -----------  ----------   -----------  -----------  -----------
  Total increase (decrease)                           19,563,183   10,221,934  15,606,427   $   188,246  $   106,201  $   159,001
                                                     ===========  ===========  ==========   ===========  ===========  ===========

(a) Share transactions are for the period January 29, 1999 (commencement of sales) to December 31, 1999.

(b) Share transactions are for the period January 31, 2000 (commencement of sales) to October 31, 2000.

Notes to Financial Statements 53

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

5.   FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                                 DOLLARS (000)
                                                 -------------------------------------    --------------------------------------
MODERATE STRATEGY                                   2001          2000         1999          2001          2000          1999
                                                 ----------    ----------    ---------    ----------    ----------    ----------
   CLASS C (a)
   Proceeds from shares sold                      1,431,084       688,098      442,297    $   14,129    $    7,073    $    4,516
   Proceeds from reinvestment of distributions       46,670        30,869        9,292           456           314            95
   Payments for shares redeemed                    (321,738)      (95,477)     (55,873)       (3,160)         (985)         (576)
                                                 ----------    ----------    ---------    ----------    ----------    ----------
   Net increase (decrease)                        1,156,016       623,490      395,716        11,425         6,402         4,035
                                                 ----------    ----------    ---------    ----------    ----------    ----------
   CLASS D
   Proceeds from shares sold                        365,964       265,608      208,042         3,574         2,739         2,111
   Proceeds from reinvestment of distributions       12,403         9,431        7,349           122            97            75
   Payments for shares redeemed                    (111,309)      (96,968)    (260,416)       (1,115)       (1,005)       (2,647)
                                                 ----------    ----------    ---------    ----------    ----------    ----------
   Net increase (decrease)                          267,058       178,071      (45,025)        2,581         1,831          (461)
                                                 ----------    ----------    ---------    ----------    ----------    ----------
   CLASS E
   Proceeds from shares sold                      2,956,253     1,621,064    3,290,795        29,341        16,649        33,625
   Proceeds from reinvestment of distributions      219,958       238,416      189,865         2,153         2,422         1,938
   Payments for shares redeemed                  (2,028,033)   (1,310,485)    (973,411)      (20,159)      (13,489)       (9,947)
                                                 ----------    ----------    ---------    ----------    ----------    ----------
   Net increase (decrease)                        1,148,178       548,995    2,507,249        11,335         5,582        25,616
                                                 ----------    ----------    ---------    ----------    ----------    ----------
   CLASS S (b)
   Proceeds from shares sold                      2,270,262       807,091           --        22,667         8,339            --
   Proceeds from reinvestment of distributions       70,447        10,512           --           686           107            --
   Payments for shares redeemed                    (578,023)      (74,893)          --        (5,682)         (766)           --
                                                 ----------    ----------    ---------    ----------    ----------    ----------
   Net increase (decrease)                        1,762,686       742,710           --        17,671         7,680            --
                                                 ----------    ----------    ---------    ----------    ----------    ----------
   Total increase (decrease)                      4,333,938     2,093,266    2,857,940    $   43,012    $   21,495    $   29,190
                                                 ==========    ==========    =========    ==========    ==========    ==========

(a) Share transactions are for the period February 11, 1999 (commencement of sales) to December 31, 1999.

(b) Share transactions are for the period February 1, 2000 (commencement of sales) to October 31, 2000.

54 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

 5. FUND SHARE TRANSACTIONS (CONTINUED)

                                                                SHARES                                DOLLARS (000)
                                                 ---------------------------------       --------------------------------------
                                                   2001         2000        1999           2001           2000           1999
                                                 --------     --------    --------       --------       --------       --------
CONSERVATIVE STRATEGY
  CLASS C (a)
  Proceeds from shares sold                        960,984     108,375      169,843      $ 9,760         $ 1,106        $ 1,729
  Proceeds from reinvestment of distributions       23,263       5,651        4,421          233              58             44
  Payments for shares redeemed                    (254,544)    (36,025)      (6,567)      (2,575)           (367)           (67)
                                                 ---------    --------    ---------      -------         -------        -------
  Net increase (decrease)                          729,703      78,001      167,697        7,418             797          1,706
                                                 ---------    --------    ---------      -------         -------        -------
  CLASS D
  Proceeds from shares sold                        544,598      59,777      114,508        5,557             610          1,172
  Proceeds from reinvestment of distributions        8,393       2,945        5,689           85              30             58
  Payments for shares redeemed                   (365,272)     (47,494)     (81,941)      (3,748)           (482)          (834)
                                                 ---------    --------    ---------      -------         -------        -------
  Net increase (decrease)                          187,719      15,228       38,256        1,894             158            396
                                                 ---------    --------    ---------      -------         -------        -------
  CLASS E
  Proceeds from shares sold                      1,879,750     630,262    1,647,322       19,161           6,421         16,886
  Proceeds from reinvestment of distributions       87,228      51,001       90,532          878             517            916
  Payments for shares redeemed                    (971,725)   (964,131)    (504,166)      (9,931)         (9,799)        (5,164)
                                                 ---------    --------    ---------      -------         -------        -------
  Net increase (decrease)                          995,253    (282,868)   1,233,688       10,108          (2,861)        12,638
                                                 ---------    --------    ---------      -------         -------        -------
  CLASS S (b)
  Proceeds from shares sold                      1,076,370     264,473           --       11,033           2,702             --
  Proceeds from reinvestment of distributions       34,564       5,066           --          348              52             --
  Payments for shares redeemed                    (244,475)   (10,723)           --       (2,487)           (109)            --
                                                 ---------    --------    ---------      -------         -------        -------
  Net increase (decrease)                          866,459     258,816           --        8,894           2,645             --
                                                 ---------    --------    ---------      -------         -------        -------
  Total increase (decrease)                      2,779,134      69,177    1,439,641      $28,314         $   739        $14,740
                                                 =========    ========    =========      =======         =======        =======

     (a) Share transactions are for the period February 11, 1999 (commencement of sales) to December 31, 1999.

     (b) Share transactions are for the period February 14, 2000 (commencement of sales) to October 31, 2000.

6.   LINE OF CREDIT

     The Investment Company (the "Participants"), excluding Select Growth Fund and Select Value Fund, share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 27, 2001. The Investment Company did not have any drawdowns during the year ended October 31, 2001.

7.   BENEFICIAL INTEREST

     As of October 31, 2001, the following Funds have one shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:


                                                        %
                                                      -----
     Equity Aggressive Strategy                        32.2
     Aggressive Strategy                               24.0
     Balanced Strategy                                 20.8
     Moderate Strategy                                 23.9
     Conservative Strategy                             27.2

                                                Notes to Financial Statements 55

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, and Conservative Strategy (the "Funds")) at October 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 14, 2001

56 Report of Independent Accountants

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

TAX INFORMATION

October 31, 2001 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2001:

                                      TOTAL LONG-TERM
                                       CAPITAL GAINS
                                      ---------------

Equity Aggressive Strategy                 $4,044,124
Aggressive Strategy                         1,566,149
Balanced Strategy                           1,596,319
Moderate Strategy                             145,390
Conservative Strategy                          16,500

Please consult a tax advisor for any questions about federal or state income tax laws.

                                                              Tax Information 57

LIFEPOINTS(R) FUNDS
FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
  George F. Russell, Jr.

OFFICERS
  Lynn L. Anderson, Chairman of the Board and President
  Mark Amberson, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

CONSULTANT
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

CUSTODIAN
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  999 Third Avenue
  Suite 1800
  Seattle, WA 98104

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS
DIVERSIFIED EQUITY FUND
  Alliance Capital Management L.P., Minneapolis, MN
  Alliance Capital Management L.P. through its Bernstein
   Investment Research and Management Unit, New York, NY
  Barclays Global Investors, San Francisco, CA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Marsico Capital Management, LLC, Denver, CO
  MFS Institutional Advisors, Inc. Boston, MA
  Peachtree Asset Management, Atlanta, GA
  Strong Capital Management, Inc., Menomonee Falls, WI
  Suffolk Capital Management, Inc., New York,
  Turner Investment Partners, Inc., Berwyn, PA
  Westpeak Global Advisors, L.P., Boulder, CO

SPECIAL GROWTH FUND
  CapitalWorks Investment Partners, LLC, San Diego, CA
  David J. Greene and Company, LLC, New York, NY
  Delphi Management, Inc., Boston, MA
  GlobeFlex Capital, L.P., San Diego, CA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Suffolk Capital Management, Inc., New York, NY
  Sirach Capital Management, Inc., Seattle, WA
  TimesSquare Capital Management, Inc., New York, NY
  Westpeak Global Advisors, L.P., Boulder, CO

QUANTITATIVE EQUITY FUND
  Barclays Global Investors, San Francisco, CA
  Franklin Portfolio Associates, LLC, Boston, MA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES FUND
  Alliance Capital Management L.P. through its Bernstein
    Investment Research and Management Unit, New York, NY
  Capital International, Inc., Los Angles, CA
  Delaware International Advisers Ltd., London, England
  Driehaus Capital Management, Inc., Chicago, IL
  Fidelity Management & Research Company, Boston, MA
  J.P. Morgan Investment Management, Inc., New York, NY
  Marvin & Palmer Associates, Inc., Wilmington, DE
  Mastholm Asset Management, LLC, Bellevue, WA
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management, LLC, Boston, MA

EMERGING MARKETS FUND
  Alliance Capital Management L.P. through its Bernstein
    Investment Research and Management Unit, New York, NY
  Foreign & Colonial Emerging Markets Limited,
    London, England
  Genesis Asset Managers Limited, London, England
  Nicholas Applegate Capital Management, San Diego, CA
  Schroder Investment Management North America Limited,
      New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

58 Manager, Money Managers and Service Providers

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

REAL ESTATE SECURITIES FUND
 AEW Management and Advisors, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY
 Security Capital Global Capital Management Group Inc.,
   Chicago, IL

SHORT TERM BOND FUND
 BlackRock Financial Management, Inc., New York, NY
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company, LLC,
   Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

DIVERSIFIED BOND FUND
 Lincoln Capital Management Company, Chicago, IL
 Pacific Investment Management Company, LLC,
   Newport Beach, CA
 Standish Mellon Asset Management Company LLC,
   Boston, MA

MULTISTRATEGY BOND FUND
 Lazard Asset Management, a Division of Lazard Freres & Co.
  LLC, New York, NY
 Morgan Stanley Investments LP, West Conshohocken, PA
 Pacific Investment Management Company, LLC,
   Newport Beach, CA
 Standish Mellon Asset Management Company LLC,
   Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                                Manager, Money Managers and Service Providers 59

[RUSSELL LOGO]


FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com